Exhibit 99.1

Sunnova Sol II Issuer, LLC
Solar Asset Backed Notes, Series 2020-2
Sample Solar Asset Agreed-Upon Procedures

Report To:
Sunnova Energy Corporation
Sunnova Sol II Depositor, LLC

10 November 2020

            Ernst & Young LLP        Tel: +1 212 773 3000
            5 Times Square        Fax: +1 212 773 6350
            New York, NY 10036-6530    ey.com
Report of Independent Accountants on Applying Agreed-Upon Procedures

Sunnova Energy Corporation
Sunnova Sol II Depositor, LLC
20 East Greenway Plaza #475
Houston, Texas 77046

Re:    Sunnova Sol II Issuer, LLC (the “Issuer”)
    Solar Asset Backed Notes, Series 2020-2 (the “Notes”)
    Sample Solar Asset Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Sunnova Energy Corporation (the “Originator”), Sunnova Sol II Depositor, LLC (the “Depositor”) and Credit Suisse Securities (USA) LLC (“Credit Suisse,” together with the Originator and Depositor, the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information relating to a pool of (i) photovoltaic systems installed on residential properties and the related customer agreements (the ”Host Customer Solar Assets”) and (ii) solar renewable energy certificates generated by photovoltaic systems (the ”Hedged SREC Solar Assets,” together with the Host Customer Solar Assets, the “Solar Assets”) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Originator, on behalf of the Depositor, provided us with:
a.Electronic data files:
i.Labeled “AUP 2020-2 Collateral Data Tape v3.xlsx” and the corresponding record layout and decode information, as applicable (the “Sample Data File”), that the Originator, on behalf of the Depositor, indicated contains information relating to 300 photovoltaic systems installed on residential properties and the related customer agreements (the “Sample Host Customer Solar Assets”) as of 31 August 2020 (the “Cut-Off Date”) and
ii.Labeled “4.4.1 2020-2 Hedged SREC Table vFF_External.xlsx” and the corresponding record layout and decode information, as applicable (the “Hedged SREC Data File,” together with the Sample Data File, the “Provided Data Files”), that the Originator, on behalf of the Depositor, indicated contains information relating to certain solar renewable energy certificates generated by photovoltaic systems (the “Hedged SREC Solar Assets”) as of the Cut-Off Date,
b.Imaged copies of:
i.The customer lease agreement, power purchase agreement, amendment and/or change order thereto or other related documents (collectively and as applicable, the ”Agreement”),
ii.Certain printed screen shots from the Originator’s servicing systems (the “Servicing System Screen Shots”) and
iii.The work order, amendment and/or change order thereto (collectively and as applicable, the ”Work Order,” together with the Agreement and Servicing System Screen Shots, the “Source Documents”)
that the Originator, on behalf of the Depositor, indicated relate to each Sample Host Customer Solar Asset,
c.A servicing system extraction file labeled “4.3.6 Supplemental Sample Query_09.30.2020 v3.xlsx” and the corresponding record layout and decode information, as applicable (the “Supplemental Sample Query,” together with the Source Documents, the “Sources”), that the Originator, on behalf of the Depositor, indicated contains information relating to the Sample Host Customer Solar Assets,
d.Imaged copies of the agreement for the purchase and sale of renewable energy certificates or other related documents (collectively and as applicable, each, a “Hedged SREC Agreement”) that the Originator, on behalf of the Depositor, indicated relate to each Hedged SREC Solar Asset,
e.The list of relevant characteristics (the “Sample Characteristics”) on the Sample Data File, which is shown on Exhibit 1 to Attachment A,
f.The list of Hedged SREC Characteristics (as defined in Attachment A), which is shown in Attachment A, and
g.Instructions, assumptions and methodologies, which are described in Attachment A.

The Originator, on behalf of the Depositor, indicated that the Sample Host Customer Solar Assets on the Sample Data File were selected by Credit Suisse, on behalf of the Depositor. The Originator or Credit Suisse, on behalf of the Depositor, did not inform us as to the basis for how Credit Suisse, on behalf of the Depositor, determined the number of Sample Host Customer Solar Assets or the methodology Credit Suisse, on behalf of the Depositor, used to select the Sample Host Customer Solar Assets on the Sample Data File. Additionally, the Originator, on behalf of the Depositor, indicated that the Sample Host Customer Solar Assets are expected to be representative of the Host Customer Solar Assets.

For the purpose of the procedures described in this report:
a.The 300 Sample Host Customer Solar Assets on the Sample Data File are referred to as Sample Host Customer Solar Asset Numbers 1 through 300 and
b.The four Hedged SREC Solar Assets on the Hedged SREC Data File are referred to as Sample Hedged SREC Solar Asset Numbers 1 through 4.
The Sample Host Customer Solar Assets and Hedged SREC Solar Assets are hereinafter collectively referred to as the “Sample Solar Assets.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Sources, Hedged SREC Agreements, Sample Characteristics, Hedged SREC Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources, Hedged SREC Agreements or any other information provided to us, or that we were instructed to obtain, as applicable, by the Originator, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Sample Solar Assets or Solar Assets, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Originator, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.Making any findings with respect to:
i.Whether the origination of the Solar Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.The value of the collateral securing the Solar Assets,
iii.Whether the originator(s) of the Solar Assets complied with federal, state or local laws or regulations or
iv.Any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 November 2020

Attachment A
Procedures performed and our associated findings

1.For each Sample Host Customer Solar Asset, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Sample Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Originator, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source(s) that we were instructed by the Originator, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

2.For each Hedged SREC Solar Asset, we compared the:
a.Counterparty,
b.State,
c.Hedged SREC volumes and
d.Hedged SREC prices ($/SREC)
(collectively, the “Hedged SREC Characteristics”) for each reporting year, all as shown on the Hedged SREC Data File, to the corresponding information located in the corresponding Hedged SREC Agreement, subject to the instruction(s) provided by the Originator, on behalf of the Depositor, described in the succeeding paragraph(s) of this Item. All such compared information was in agreement.

For the purpose of comparing the counterparty Hedged SREC Characteristic, the Originator, on behalf of the Depositor, instructed us to ignore differences due to abbreviations or truncations.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Originator, on behalf of the Depositor, described in this Item.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Sample Data File Field Name	Source(s)	Note(s)
System ID	System ID	Agreement and Supplemental Sample Query	i.
Installation state	State	Agreement
Contract type	Contract Type	Agreement	ii.
Original term (months)	Original Term (Months)	Agreement
Year 1 monthly payment	Monthly Payment	Agreement or Servicing System Screen Shots	iii.
Year 1 solar rate	Solar Rate	Agreement	iv.
Annual escalator	Escalator	(a)Agreement, (b)Agreement and recalculation, (c)Servicing System Screen Shots and recalculation or (d)Agreement, Servicing System Screen Shots and recalculations	v.
Year 1 guaranteed production (kWh)	Guaranteed Production	Agreement or Supplemental Sample Query	vi., vii.
Partner account	Partner	Agreement or Supplemental Sample Query	vii., viii.
First payment date	First payment date	Supplemental Sample Query	ix.
Last payment date	Last payment date	Agreement, Supplemental Sample Query and recalculation	ix., x.
Number of payments made (months)	Number of payments made (months)	Supplemental Sample Query and recalculation	ix., xi.
Remaining contract term (months)	Remaining contract term (months)	Agreement, Supplemental Sample Query and recalculation	xii.
Battery manufacturer	Battery manufacturer	Agreement	viii., xiii.
Total battery capacity (kWh)	Total battery capacity (kWh)	Supplemental Sample Query	xiii.
System size (kW DC)	System size (kW DC)	Work Order or Supplemental Sample Query	vii.
Utility name	Utility name	Work Order or Supplemental Sample Query	vii., viii.
Panel manufacturer	Panel manufacturer	Work Order or Supplemental Sample Query	vii., viii.
Inverter manufacturer	Inverter manufacturer	Work Order or Supplemental Sample Query	vii., viii.
SREC eligibility	SREC eligibility	Supplemental Sample Query
Year 1 performance production (kWh)	Year 1 performance production (kWh)	Supplemental Sample Query
FICO score	FICO	Supplemental Sample Query
InService date	In-Service Date	Supplemental Sample Query	ix.
Inverter type	Inverter type	Supplemental Sample Query
Payment type (ACH)	Payment type (ACH)	Supplemental Sample Query

Exhibit 1 to Attachment A

Notes:

i.For identification purposes only.

ii.For the purpose of comparing the contract type Sample Characteristic for each Sample Host Customer Solar Asset, the Originator, on behalf of the Depositor, instructed us to note agreement if the contract type value, as shown on the Sample Data File, agreed with the corresponding contract type value, as shown in the Agreement, in accordance with the decode table shown below:

Sample Data File Value	Agreement Value
Lease	Lease or Sunnova Easy Save
Lease Storage	SunSafeTM Easy Save, Sunnova SunSafeTM Easy Save or SunSafeTM Lease
PPA	PPA
PPA-EZ	PPA, Plan EZ Pay PPA or EZ Pay PPA Plan

Exhibit 1 to Attachment A

Notes: (continued)

iii.For the purpose of comparing the year 1 monthly payment Sample Characteristic for each Sample Host Customer Solar Asset (except for the Sample Host Customer Solar Assets described in the succeeding paragraph(s) of this note), the Originator, on behalf of the Depositor, instructed us to use the year 1 monthly payment if paid by ACH, as shown in the Agreement.

For the purpose of comparing the year 1 monthly payment Sample Characteristic for Sample Host Customer Solar Asset Numbers 4, 7, 21, 24, 40, 87, 181, 198 and 272, the Originator, on behalf of the Depositor, instructed us to use the Servicing System Screen Shots as the Source.

The Originator, on behalf of the Depositor, instructed us not to compare the year 1 monthly payment Sample Characteristic for Sample Host Customer Solar Assets with a contract type of “PPA” or “PPA-EZ,” as shown on the Sample Data File (each, a “Sample PPA Solar Asset”).

iv.For the purpose of comparing the year 1 solar rate Sample Characteristic for each Sample PPA Solar Asset, the Originator, on behalf of the Depositor, instructed us to use the first year solar rate if paid by ACH, as shown in the Agreement.

The Originator, on behalf of the Depositor, instructed us not to compare the year 1 solar rate Sample Characteristic for Sample Host Customer Solar Assets with a contract type of “Lease” or “Lease Storage,” as shown on the Sample Data File (each, a “Sample Lease Solar Asset”).

v.For the purpose of comparing the annual escalator Sample Characteristic for each Sample Host Customer Solar Asset (except for Sample Host Customer Solar Asset Numbers 4, 7, 21, 24, 34, 40, 87, 181, 198 and 272), the Originator, on behalf of the Depositor, instructed us to:
a.Use the Agreement as the Source for each Sample PPA Solar Asset and
b.Recalculate the annual escalator for each Sample Lease Solar Asset by:
(1)Subtracting the:
(i)Year 1 monthly payment from
(ii)Year 2 monthly payment,
both as shown in the Agreement,
(2)Dividing the result obtained above by the year 1 monthly payment, as shown in the Agreement,
(3)Multiplying the result obtained above by 100 and
(4)Rounding the result obtained above to the first decimal place (XX.X).

Exhibit 1 to Attachment A

Notes: (continued)

v. (continued)

For the purpose of comparing the annual escalator Sample Characteristic for Sample Host Customer Solar Asset Numbers 4, 7, 21, 24, 40, 87, 181, 198 and 272, the Originator, on behalf of the Depositor, instructed us to recalculate the annual escalator by:
a.Subtracting the:
(1)Year 1 monthly payment from
(2)Year 2 monthly payment,
both as shown in the Servicing System Screen Shots,
b.Dividing the result obtained above by the year 1 monthly payment, as shown in the Servicing System Screen Shots,
c.Multiplying the result obtained above by 100 and
d.Rounding the result obtained above to the first decimal place (XX.X).

For the purpose of comparing the annual escalator Sample Characteristic for Sample Host Customer Solar Asset Number 34, the Originator, on behalf of the Depositor, instructed us to recalculate the annual escalator by:
a.Subtracting the:
(1)Year 1 monthly payment, as shown in the Agreement, from
(2)Year 2 monthly payment, as shown in the Servicing System Screen Shots,
b.Dividing the result obtained above by the year 1 monthly payment, as shown in the Agreement,
c.Multiplying the result obtained above by 100 and
d.Rounding the result obtained above to the first decimal place (XX.X).

vi.For the purpose of comparing the year 1 guaranteed production (kWh) Sample Characteristic for each Sample Lease Solar Asset, the Originator, on behalf of the Depositor, instructed us to ignore differences of +/- 1.00 kWh or less (and in accordance with any other applicable note(s)).

The Originator, on behalf of the Depositor, instructed us not to compare the year 1 guaranteed production (kWh) Sample Characteristic for the Sample PPA Solar Assets.

vii.For the purpose of comparing the indicated Sample Characteristics for each Sample Host Customer Solar Asset, the Originator, on behalf of the Depositor, instructed us to use the Supplemental Sample Query as the Source if the information, as shown in the Agreement or Work Order, as applicable, is different than the corresponding information, as shown on the Sample Data File (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A

Notes: (continued)

viii.For the purpose of comparing the indicated Sample Characteristics for each Sample Host Customer Solar Asset, the Originator, on behalf of the Depositor, instructed us to ignore differences due to abbreviations, truncations and spelling errors (and in accordance with any other applicable note(s)).

ix.The Originator, on behalf of the Depositor, instructed us not to compare the indicated Sample Characteristics for Sample Host Customer Solar Assets with a value of “NA,” “—” or “0,” as shown on the Sample Data File.

x.For the purpose of comparing the last payment date Sample Characteristic for each Sample Host Customer Solar Asset (except for the Sample Host Customer Solar Assets described in any other applicable note(s)), the Originator, on behalf of the Depositor, instructed us to recalculate the last payment date by adding the:
a.The result of subtracting:
(1)One from the
(2)Original term (months), as shown in the Agreement,
to
b.First payment date, as shown on the Supplemental Sample Query.

xi.For the purpose of comparing the number of payments made (months) Sample Characteristic for each Sample Host Customer Solar Asset (except for the Sample Host Customer Solar Assets described in any other applicable note(s)), the Originator, on behalf of the Depositor, instructed us to recalculate the number of payments made (months) by:
a.Calculating the difference in days using the YEARFRAC function in Microsoft Excel between the:
(1)First payment date, as shown on the Supplemental Sample Query, and
(2)Cut-Off Date,
b.Multiplying the result obtained above by 12 and
c.Rounding the result obtained above to the nearest integer.

xii.For the purpose of comparing the remaining contract term (months) Sample Characteristic for each Sample Host Customer Solar Asset, the Originator, on behalf of the Depositor, instructed us to recalculate the remaining contract term (months) by subtracting the:
a.Number of payments made (months), shown on the Sample Data File, from
b.Original term (months), as shown in the Agreement.

Exhibit 1 to Attachment A

Notes: (continued)

xiii.The Originator, on behalf of the Depositor, instructed us not to compare the indicated Sample Characteristics for Sample Host Customer Solar Assets with a contract type of “Lease,” “PPA” or “PPA-EZ,” as shown on the Sample Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Originator, on behalf of the Depositor, described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Difference

Sample Host Customer Solar Asset Number	Sample Characteristic	Sample Data File Value	Source Value

79	Year 1 solar rate	$0.161 per kWh	$0.160 per kWh